General and Administrative Expenses (Details) - Schedule of general and Administrative Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of General And Administrative Expenses Abstract
Human resources expenses	$ 41,508	$ 36,184	$ 29,955
Business promotion, travel and entertainment	2,977	1,358	1,349
Statutory, advisory and rating	10,815	9,938	6,174
Information technology and software	4,387	3,123	2,719
Office operation	1,575	1,270	1,518
Depreciation and amortization (see note 13)	3,010	2,813	1,980
Impairment of goodwill (see note 34)		41
Interest expense arising from lease liabilities (see note 16)	132	358	203
Bank charges	244	128	122
Corporate expenses	2,805	3,733	2,903
General and administrative expenses , total	$ 67,453	$ 58,946	$ 46,923